Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Genter Capital Taxable Quality Intermediate ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Taxable Quality Intermediate ETF
Class Name	Genter Capital Taxable Quality Intermediate ETF
Trading Symbol	GENT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Genter Capital Taxable Quality Intermediate ETF for the period May 21, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.genterfunds.com/GENT. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.genterfunds.com/GENT
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GENT	$17*	0.38%

*	Based on operations for the period from May 21, 2024 to October 31, 2024. Expenses for the full 6 month period would be higher.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.38%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from May 21, 2024 to October 31, 2024. Expenses for the full 6 month period would be higher.
Net Assets	$ 29,015,359
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	25.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Net Assets	$29,015,359
Number of Holdings	35
Annual Portfolio Turnover	25.61%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
United States Treasury Note, 2.875%, 05/15/32	14.5%
United States Treasury Note, 3.875%, 09/30/29	12.2%
United States Treasury Note, 1.250%, 03/31/28	7.4%
United States Treasury Note, 3.500%, 02/15/33	7.3%
United States Treasury Note, 4.000%, 01/31/31	7.2%
United States Treasury Note, 4.625%, 11/15/26	4.0%
Mylan N V Gtd Sr Nt, 3.950%, 06/15/26	3.4%
Wells Fargo & Co, 5.574%, 07/25/29	2.0%
Synchrony Financial, 3.950%, 12/01/27	2.0%
Aircastle Ltd, 4.250%, 06/15/26	2.0%

Genter Capital Municipal Quality Intermediate ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Municipal Quality Intermediate ETF
Class Name	Genter Capital Municipal Quality Intermediate ETF
Trading Symbol	GENM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Genter Capital Municipal Quality Intermediate ETF for the period May 21, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.genterfunds.com/GENM. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.genterfunds.com/GENM
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GENM	$17*	0.38%

*	Based on operations for the period from May 21, 2024 to October 31, 2024. Expenses for the full 6 month period would be higher.

Expenses Paid, Amount	$ 17	[2]
Expense Ratio, Percent	0.38%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from May 21, 2024 to October 31, 2024. Expenses for the full 6 month period would be higher.
Net Assets	$ 1,411,333
Holdings Count | Holdings	37
Investment Company, Portfolio Turnover	13.87%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Net Assets	$1,411,333
Number of Holdings	37
Annual Portfolio Turnover	13.87%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) State Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Waterbury Hsg Auth, 4.250%, 07/01/39	4.2%
Viridian Muni-Ref, 6.250%, 12/01/27	3.8%
Chicago Arpt-Ref-B, 5.000%, 01/01/32	3.2%
Denver Sch Dist #1, 5.000%, 12/01/24	3.2%
Pk Creek Met Dt-A-Re, 5.000%, 12/01/36	3.1%
Az Indl Dev Auth -A, 5.000%, 06/01/30	3.0%
Chandler Indl Dev-2, 5.000%, 09/01/52	2.9%
Lehi -Rev, 4.000%, 02/01/34	2.9%
Benton Washington Wt, 4.000%, 10/01/34	2.9%
Horizon Regl Mud, 4.000%, 02/01/35	2.8%

[1]	Based on operations for the period from May 21, 2024 to October 31, 2024. Expenses for the full 6 month period would be higher.
[2]	Based on operations for the period from May 21, 2024 to October 31, 2024. Expenses for the full 6 month period would be higher.